Stock-based compensation - Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options exercisable (shares)		2,335,238	4,143,575
Options exercisable, Weighted-average exercise price (usd per share)		$ 23.99	$ 26.03
$21 to 31
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower range (usd per share)	$ 21
Range of exercise prices, upper range (usd per share)	$ 31
Options outstanding (shares)	407,905
Options outstanding, Weighted-average remaining contractual life (in years)	1 month 6 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 22.03
Options exercisable (shares)	407,905
Options exercisable, Weighted-average exercise price (usd per share)	$ 22.03